Acquisitions - Sandouville Assets/liabilities, Goodwill (Details) € in Millions, R in Millions	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 EUR (€)	May 11, 2022 ZAR (R)	May 11, 2022 EUR (€)	Feb. 04, 2022 ZAR (R)	Feb. 04, 2022 EUR (€)
Identifiable assets acquired and liabilities assumed [abstract]
Right-of-use assets	R 109
Sandouville
Identifiable assets acquired and liabilities assumed [abstract]
Property, Plant and equipment					R 1,257
Right-of-use assets					78
Intangible assets					83
Other receivables — non-current					11
Inventories					601
Trade and other receivables					104
Cash and cash equivalents	108				108
Tax receivable					3
Lease liabilities					(88)
Environmental rehabilitation obligation and other provisions					(97)
Other payables — non-current					(164)
Borrowings					(9)
Trade and other payables					(409)
Fair value of identifiable net assets acquired					1,478
Net cash transferred	1,393
Cash consideration	R 1,501		R 111	€ 6	1,390	€ 81
Acquisition date goodwill [Abstract]
Total consideration		€ 1,501			1,501
Fair value of identifiable net assets acquired					(1,478)
Goodwill					R 23